Taxation (Details) - HKD ($) $ in Millions				6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2008	Jun. 30, 2025	Jun. 30, 2024
Taxation [Line Items]
Percentage of statutory income tax rate				25.00%	25.00%
Percentage of current tax rate				16.50%
Preferential income tax rate				15.00%
Reconfirmed as high and new technology enterprise				3 years
Percentage preferential income tax rate				15.00%
New York [Member]
Taxation [Line Items]
Percentage of statutory income tax rate				8.00%
Hong Kong [Member]
Taxation [Line Items]
Profits earned amount (in Dollars)	$ 2.0	$ 2.0
Percentage of current tax rate				8.25%
China [Member]
Taxation [Line Items]
Percentage of statutory income tax rate			25.00%	25.00%